Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Statement of Cash Flows [Abstract]
Net income	$ 2,517	$ 3,236	$ 32	$ 519
Adjustment:
Depreciation of property, plant and equipment	543	698	769	493
Amortization of right-of-use assets	127	163	211	209
Written-off of property, plant and equipment	141	181	63
(Reversal)/Addition of allowance for expected credit losses			55	(11)
Gain on disposal of property, plant and equipment	(3,241)	(4,168)
Deferred financing cost written-off	277	356
Change in fair value of financial instruments	12	16	(19)
Stock-based compensation			466
Changes in operating assets:
(Increase)/decrease in inventories	2,677	3,442	1,429	(2,181)
Decrease/(increase) of accounts receivable, prepaid expenses and other current assets, net	(955)	(1,228)	19	753
(Decrease)/increase of accounts payable, accruals and other current liabilities	774	995	(407)	(757)
Increase/(decrease) of contract liabilities	(657)	(845)	(300)	2,641
Repayment of lease liabilities	(189)	(243)	(305)	(291)
Income taxes payables	65	83	40
Cash provided by operating activities	2,091	2,686	2,053	1,375
Additions of financial instruments	(213)	(274)	(242)
Proceeds from disposal of property, plant and equipment	5,750	7,393
Purchase of property, plant and equipment	(645)	(829)	(1,253)	(211)
Cash used in/(provided by) investing activities	4,892	6,290	(1,495)	(211)
Net proceeds from/(repayment of) controlling shareholder loan				(741)
Proceed from bank loans			5,664	250
Repayment of bank loans	(3,711)	(4,772)	(4,851)	(1,702)
Repayment of lease liabilities	(46)	(58)
Dividends paid			(643)
Purchase of treasury shares	(7)	(9)	(48)	(18)
Payment of deferred financing costs				(356)
Cash used in/(provided by) financing activities	(3,764)	(4,839)	122	(2,567)
Foreign currency effect	39	52	(27)	(69)
Net change in cash and cash equivalents	3,258	4,189	653	(1,472)
Cash and cash equivalents as of beginning of the year	4,465	5,742	5,089	6,561
Cash and cash equivalents as of the end of the year	7,723	9,931	5,742	5,089
Supplementary Cash Flows Information
Cash paid for interest	320	412	516	511
Cash paid for taxes	$ 56	$ 72	$ 210	$ 289